Pay vs Performance Disclosure - USD ($)	6 Months Ended		12 Months Ended
	Sep. 30, 2024	Mar. 31, 2024	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023	Sep. 29, 2023	Sep. 30, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
PAY VERSUS PERFORMANCE
Pay vs. Performance
The following table sets forth compensation information for our principal executive officers, referred below as our PEOs, and other named executive officers, or NEOs, for purposes of comparing their compensation to the value of our shareholders’ investments and our net loss, calculated in accordance with SEC regulations applicable to smaller reporting companies, for the fiscal years ended 2025, 2024, and 2023.
Fiscal Year Ending	Summary Compensation Table Total for PEO (Craig Hopkins) (a)	Compensation Actually Paid to PEO (Craig Hopkins) (b)	Summary Compensation Table Total for PEO (Alex Kinzler) (c)	Compensation Actually Paid to PEO (Alex Kinzler) (d)	Average Summary Compensation Table Total for Non-CEO NEOs (e)	Average Compensation Actually Paid to Non-CEO NEOs (f)	Value of Initial Fixed $100 Investment Based on Total Shareholder Return (g)	Net Loss
2025	$303,022	$215,502	$-	$-	$271,191	$271,191	$60	$(7,103,000)
2024	$283,108	$260,908	$104,431	$97,831	$302,500	$200,165	$105	$(5,565,000)
2023	$-	$-	$328,309	$324,509	$313,750	$309,950	$123	$(961,000)

(a)
The dollar amounts reported represent the total compensation reported in the Summary Compensation Table for Craig D. Hopkins, who served as the Company’s principal executive officer beginning April 1, 2024 and through fiscal year ending September 30, 2025. For fiscal year 2024, the amounts reflect compensation for the period from April 1, 2024 through September 30, 2024.

(b)
The dollar amounts reported represent the amount of “compensation actually paid”, as computed in accordance with SEC rules. The dollar amounts reported are the amounts of total compensation reported for Mr. Hopkins during the applicable year, but also include (i) the year-end value of equity awards granted during the reported year, (ii) the change in the value of equity awards that were unvested at the end of the prior year, measured through the date the awards vested, or through the end of the reported fiscal year, and (iii) value of equity awards issued and vested during the reported fiscal year. See table below for further information.

(c)
The dollar amounts reported represent the total compensation reported in the Summary Compensation Table for Alexander C. Kinzler, who served as the Company’s principal executive officer for the fiscal year ending September 30, 2023 and through March 31, 2024. For fiscal year 2024, the amounts reflect compensation for the period from October 1, 2023 through March 31, 2024.

(d)
The dollar amounts reported represent the amount of “compensation actually paid”, as computed in accordance with SEC rules. The dollar amounts reported are the amounts of total compensation reported for Mr. Kinzler during the applicable year, but also include (i) the year-end value of equity awards granted during the reported year, (ii) the change in the value of equity awards that were unvested at the end of the prior year, measured through the date the awards vested, or through the end of the reported fiscal year, and (iii) value of equity awards issued and vested during the reported fiscal year. See table below for further information.

(e)	The dollar amounts reported are the average of the total compensation reported for our NEOs, other than our CEO, in the Summary Compensation Table for fiscal years 2025, 2024 and 2023.
(f)
The dollar amounts reported represent the average amount of “compensation actually paid”, as computed in accordance with SEC rules, for our NEOs, other than our CEO. The dollar amounts reported are the average of the total compensation reported for our NEOs, other than our CEO in the Summary Compensation Table for fiscal years 2025, 2024 and 2023, but also include: (i) the year-end value of equity awards granted during the reported year, (ii) the change in the value of equity awards that were unvested at the end of the prior year, measured through the date the awards vested, or through the end of the reported fiscal year, and (iii) value of equity awards issued and vested during the reported fiscal year.

(g)
Reflects the cumulative stockholder return over the relevant fiscal year, computed in accordance with SEC rules, assuming an investment of $100 in our common shares at a price per share equal to the closing price of our common stock on the last trading day before the commencement of the earliest applicable fiscal year (September 30, 2022) and the measurement end point of the closing price of our common stock on the last trading day in the applicable fiscal year. For 2025, the closing price of our common stock on September 30, 2025 was $1.30 and the closing price of our common stock on September 30, 2024 was $2.26. For 2023, the closing price of our common stock on September 29, 2023 was $2.64. For 2022, the closing price of our common stock on September 30, 2022 was $2.64.

To calculate the amounts in the “Compensation Actually Paid to PEOs” column in the table above, the following amounts were deducted from and added to (as applicable) our PEOs “Total” compensation as reported in the Summary Compensation Table.
Name	Fiscal Year Ending	Summary Compensation Table Total for PEO		Reported Value of Equity Awards for PEO (1)	Fair Value as of Year End for Unvested Awards Granted During the Year	Fair Value Year over Year Increase or Decrease in Unvested Awards Granted in Prior Years	Fair Value Increase or Decrease from Prior Year end for Awards that Vested During the Year	Compensation Actually Paid to PEO
Craig D. Hopkins Chief Executive Officer and President	2025	$303,022		$113,520	$85,800	$(38,400)	$(21,400)	$215,502
	2024	$283,108	(2)	$157,800	$135,600	$-	$-	$260,908

Alexander C. Kinzler Chief Executive Officer, President and Chief Operating Officer	2024	$104,431	(2)	$-	$-	$-	$(6,600)	$97,831
	2023	$328,309		$-	$-	$-	$(3,800)	$324,509

(1)	Represents the grant date fair value of the equity awards to our CEO, as reported in the Summary Compensation Table
(2)
For fiscal year 2024, Craig D. Hopkins served as the Company’s principal executive officer from April 1, 2024 through September 30, 2024, and Alexander C. Kinzler served as the Company’s principal executive officer from October 1, 2023 through March 31, 2024. In accordance with SEC rules, compensation is presented separately for each individual based on the period during which such individual served as principal executive officer.

To calculate the amounts in the “Compensation Actually Paid to Non-CEO NEOs” column in the table above, the following amounts were deducted from and added to (as applicable) the average “Total” compensation of our Non-CEO NEOs as reported in the Summary Compensation Table.
Name	Fiscal Year Ending	Summary Compensation Table Total for Non-CEO NEOs	Reported Value of Equity Awards for Non-CEO NEOs	Fair Value as of Year End for Unvested Awards Granted During the Year	Fair Value Year over Year Increase or Decrease in Unvested Awards Granted in Prior Years	Fair Value Increase or Decrease from Prior Year end for Awards that Vested During the Year	Compensation Actually Paid to Non-CEO NEOs
Russell M. Gifford Executive Vice President, Chief Financial Officer and Treasurer	2025	$316,250	$-	$-	$-	$-	$316,250
	2024	$302,500	$-	$-	$-	$(6,600)	$295,900
	2023	$313,750	$-	$-	$-	$(3,800)	$309,950

Alexander C. Kinzler Secretary and General Counsel	2025	$226,131	$-	$-	$-	$-	$226,131
	2024	$104,431	$-	$-	$-	$-	$104,431

Named Executive Officers, Footnote
(a)
The dollar amounts reported represent the total compensation reported in the Summary Compensation Table for Craig D. Hopkins, who served as the Company’s principal executive officer beginning April 1, 2024 and through fiscal year ending September 30, 2025. For fiscal year 2024, the amounts reflect compensation for the period from April 1, 2024 through September 30, 2024.

(c)
The dollar amounts reported represent the total compensation reported in the Summary Compensation Table for Alexander C. Kinzler, who served as the Company’s principal executive officer for the fiscal year ending September 30, 2023 and through March 31, 2024. For fiscal year 2024, the amounts reflect compensation for the period from October 1, 2023 through March 31, 2024.

Adjustment To PEO Compensation, Footnote
To calculate the amounts in the “Compensation Actually Paid to PEOs” column in the table above, the following amounts were deducted from and added to (as applicable) our PEOs “Total” compensation as reported in the Summary Compensation Table.
Name	Fiscal Year Ending	Summary Compensation Table Total for PEO		Reported Value of Equity Awards for PEO (1)	Fair Value as of Year End for Unvested Awards Granted During the Year	Fair Value Year over Year Increase or Decrease in Unvested Awards Granted in Prior Years	Fair Value Increase or Decrease from Prior Year end for Awards that Vested During the Year	Compensation Actually Paid to PEO
Craig D. Hopkins Chief Executive Officer and President	2025	$303,022		$113,520	$85,800	$(38,400)	$(21,400)	$215,502
	2024	$283,108	(2)	$157,800	$135,600	$-	$-	$260,908

Alexander C. Kinzler Chief Executive Officer, President and Chief Operating Officer	2024	$104,431	(2)	$-	$-	$-	$(6,600)	$97,831
	2023	$328,309		$-	$-	$-	$(3,800)	$324,509

(1)	Represents the grant date fair value of the equity awards to our CEO, as reported in the Summary Compensation Table
(2)
For fiscal year 2024, Craig D. Hopkins served as the Company’s principal executive officer from April 1, 2024 through September 30, 2024, and Alexander C. Kinzler served as the Company’s principal executive officer from October 1, 2023 through March 31, 2024. In accordance with SEC rules, compensation is presented separately for each individual based on the period during which such individual served as principal executive officer.

Non-PEO NEO Average Total Compensation Amount			$ 271,191	$ 302,500	$ 313,750
Non-PEO NEO Average Compensation Actually Paid Amount			$ 271,191	200,165	309,950
Adjustment to Non-PEO NEO Compensation Footnote
To calculate the amounts in the “Compensation Actually Paid to Non-CEO NEOs” column in the table above, the following amounts were deducted from and added to (as applicable) the average “Total” compensation of our Non-CEO NEOs as reported in the Summary Compensation Table.
Name	Fiscal Year Ending	Summary Compensation Table Total for Non-CEO NEOs	Reported Value of Equity Awards for Non-CEO NEOs	Fair Value as of Year End for Unvested Awards Granted During the Year	Fair Value Year over Year Increase or Decrease in Unvested Awards Granted in Prior Years	Fair Value Increase or Decrease from Prior Year end for Awards that Vested During the Year	Compensation Actually Paid to Non-CEO NEOs
Russell M. Gifford Executive Vice President, Chief Financial Officer and Treasurer	2025	$316,250	$-	$-	$-	$-	$316,250
	2024	$302,500	$-	$-	$-	$(6,600)	$295,900
	2023	$313,750	$-	$-	$-	$(3,800)	$309,950

Alexander C. Kinzler Secretary and General Counsel	2025	$226,131	$-	$-	$-	$-	$226,131
	2024	$104,431	$-	$-	$-	$-	$104,431

Compensation Actually Paid vs. Total Shareholder Return
Relationship Between Pay and Performance
As reflected in the table above, the Company’s “total stockholder return,” as set forth in the table above, declined significantly over the period presented, with the value of an initial $100 investment decreasing from $123 at the end of 2023 to $105 at the end of 2024 and further to $60 at the end of 2025. Over this same period, “compensation actually paid” to the Company’s principal executive officers declined overall, reflecting changes in leadership and lower equity-related valuation adjustments, with no compensation reported for the former PEO in 2025 and reduced compensation for the current PEO relative to prior periods. Average “compensation actually paid” to non-CEO named executive officers also decreased from $309,950 in 2023 to $200,165 in 2024 and subsequently increased to $271,191 in 2025. Meanwhile, the Company’s net loss increased significantly from $(961,000) in 2023 to $(5,565,000) in 2024 and $(7,103,000) in 2025. Overall, the Company’s executive compensation levels generally reflect its operating performance and declining stockholder returns over the periods presented, although year-over-year changes are also influenced by equity award valuations and changes in executive roles.

Compensation Actually Paid vs. Net Income
Relationship Between Pay and Performance
As reflected in the table above, the Company’s “total stockholder return,” as set forth in the table above, declined significantly over the period presented, with the value of an initial $100 investment decreasing from $123 at the end of 2023 to $105 at the end of 2024 and further to $60 at the end of 2025. Over this same period, “compensation actually paid” to the Company’s principal executive officers declined overall, reflecting changes in leadership and lower equity-related valuation adjustments, with no compensation reported for the former PEO in 2025 and reduced compensation for the current PEO relative to prior periods. Average “compensation actually paid” to non-CEO named executive officers also decreased from $309,950 in 2023 to $200,165 in 2024 and subsequently increased to $271,191 in 2025. Meanwhile, the Company’s net loss increased significantly from $(961,000) in 2023 to $(5,565,000) in 2024 and $(7,103,000) in 2025. Overall, the Company’s executive compensation levels generally reflect its operating performance and declining stockholder returns over the periods presented, although year-over-year changes are also influenced by equity award valuations and changes in executive roles.

Total Shareholder Return Amount			$ 60	105	123
Net Loss			$ (7,103,000)	$ (5,565,000)	$ (961,000)
PEO Name	Craig D. Hopkins	Alexander C. Kinzler	Craig D. Hopkins		Alexander C. Kinzler
Share Price	$ 2.26		$ 1.3	$ 2.26		$ 2.64	$ 2.64
Craig D. Hopkins [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 303,022	$ 283,108	$ 0
PEO Actually Paid Compensation Amount			215,502	260,908	0
Alexander C. Kinzler [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			0	104,431	328,309
PEO Actually Paid Compensation Amount			0	97,831	324,509
Non-PEO NEO Average Total Compensation Amount			226,131	104,431
Non-PEO NEO Average Compensation Actually Paid Amount			226,131	104,431
Russell M. Gifford [Member]
Pay vs Performance Disclosure
Non-PEO NEO Average Total Compensation Amount			316,250	302,500	313,750
Non-PEO NEO Average Compensation Actually Paid Amount			316,250	295,900	309,950
PEO | Craig D. Hopkins [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(113,520)	(157,800)
PEO | Craig D. Hopkins [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			85,800	135,600
PEO | Craig D. Hopkins [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(38,400)	0
PEO | Craig D. Hopkins [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(21,400)	0
PEO | Alexander C. Kinzler [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0	0
PEO | Alexander C. Kinzler [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0	0
PEO | Alexander C. Kinzler [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0	0
PEO | Alexander C. Kinzler [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(6,600)	(3,800)
Non-PEO NEO | Alexander C. Kinzler [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0
Non-PEO NEO | Alexander C. Kinzler [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0
Non-PEO NEO | Alexander C. Kinzler [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0
Non-PEO NEO | Alexander C. Kinzler [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0
Non-PEO NEO | Russell M. Gifford [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0
Non-PEO NEO | Russell M. Gifford [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0
Non-PEO NEO | Russell M. Gifford [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0
Non-PEO NEO | Russell M. Gifford [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ 0	$ (6,600)	$ (3,800)